Income taxes - Reconciliation of Changes in Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unrecognized Tax Benefits [Roll Forward]
Balance at January 1	$ 20.9	$ 17.8	$ 21.6
Additions based on tax positions related to the current year	2.5	4.6	1.9
Changes for tax positions of prior years	(3.4)	2.6	1.2
Reductions as a result of a lapse of applicable statute of limitations	(5.8)	(4.6)	(5.4)
Settlements	(0.5)	0.0	0.0
Changes due to foreign currency	(0.2)		(1.5)
Changes due to foreign currency		0.5
Balance at December 31	$ 13.5	$ 20.9	$ 17.8